RESTATEMENT AND REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2018
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT AND REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
RESTATEMENT AND REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
As described in the Prospectus, management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders’ benefit reserves for the Company’s life and annuity products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements as of and for the nine months ended September 30, 2017. Management included in the Prospectus summarized financial information for the restated consolidated balance sheets as of September 30, 2017 and the related consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for the nine months ended September 30, 2017 that reflect restatements related to these errors.
In addition, during the preparation of its third quarter financial statements, management identified errors in its previously issued financial statements. These errors primarily relate to the calculation of policyholders’ benefit reserves for the Company’s life and annuity products and the calculation of net derivative gains (losses) and DAC amortization for certain variable and interest sensitive life products. The impact of these additional errors identified in the current quarter were also corrected in the restated financial statements as of and for the nine months ended September 30, 2017.
Additionally, in order to improve the consistency and comparability of the financial statements, management has determined to revise the three and six months ended March 31, 2018 and June 30, 2018, respectively, and the three and six months ended March 31, 2017 and June 30, 2017, respectively and the year ended December 31, 2017.
Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the three and six months ended June 30, 2018.

	June 30, 2018
Balance Sheet:	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$6,346	$(61)	$6,285
Amounts due from reinsurers	4,963	(9)	4,954
Current and deferred income taxes	47	5	52
Total Assets	231,012	(65)	230,947

Liabilities:
Future policy benefits and other policyholders’ liabilities	29,351	(53)	29,298
Total Liabilities	216,003	(53)	215,950

Equity:
Retained earnings	12,613	(12)	12,601
Total equity attributable to Holdings	13,376	(12)	13,364
Total Equity	14,863	(12)	14,851
Total Liabilities, redeemable noncontrolling interest and equity	$231,012	$(65)	$230,947

	Three Months Ended June 30, 2018
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$987	$(23)	$964
Net derivative gains (losses)	(73)	27	(46)
Total revenues	2,962	4	2,966

Benefits and Other Deductions
Policyholders’ benefits	920	(20)	900
Amortization of deferred policy acquisition costs, net	(1)	16	15
Total benefits and other deductions	2,648	(4)	2,644
Income (loss) from continuing operations, before income taxes	314	8	322
Income tax (expense) benefit	(59)	(2)	(61)
Net income (loss)	255	6	261
Net income (loss) attributable to Holdings	$158	$6	$164

	Three Months Ended June 30, 2018
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$255	$6	$261
Comprehensive income (loss)	(101)	6	(95)
Comprehensive income (loss) attributable to Holdings	$(206)	$6	$(200)

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$1,959	$(29)	$1,930
Net derivative gains (losses)	(354)	72	(282)
Total revenues	5,797	43	5,840

Benefits and Other Deductions:
Policyholders’ benefits	1,528	(34)	1,494
Amortization of deferred policy acquisition costs, net	14	11	25
Total benefits and other deductions	5,113	(23)	5,090

Income (loss) from continuing operations, before income taxes	684	66	750
Income tax (expense) benefit	(138)	(14)	(152)
Net income (loss)	546	52	598
Net income (loss) attributable to Holdings	$326	$52	$378

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$546	$52	$598
Comprehensive income (loss)	(642)	52	(590)
Comprehensive income (loss) attributable to Holdings	$(876)	$52	$(824)

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$12,289	$(64)	$12,225
Net income (loss) attributable to Holdings	326	52	378
Retained earnings, end of period	12,613	(12)	12,601
Total Holdings’ equity, end of period	13,376	(12)	13,364
Total equity, end of period	$14,863	$(12)	$14,851

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$546	$52	$598
Policy charges and fee income	(1,959)	29	(1,930)
Net derivative (gains) loss	354	(72)	282
Changes in:
Deferred policy acquisition costs	14	11	25
Future policy benefits	(171)	(34)	(205)
Current and deferred income taxes	224	14	238
Net cash provided by (used in) operating activities	$(314)	$—	$(314)
Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the three months ended March 31, 2018.

	March 31, 2018
Balance Sheet	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$6,288	$(45)	$6,243
Current and deferred income taxes	225	7	232
Total Assets	232,294	(38)	232,256

Liabilities:
Future policy benefits and other policyholders’ liabilities	29,586	(20)	29,566
Total Liabilities	214,670	(20)	214,650

Equity:
Retained earnings	12,455	(18)	12,437
Total equity attributable to Holdings	13,565	(18)	13,547
Total Equity	16,600	(18)	16,582
Total Liabilities, redeemable noncontrolling interest and equity	$232,294	$(38)	$232,256

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$972	$(6)	$966
Net derivative gains (losses)	(281)	45	(236)
Total revenues	2,835	39	2,874

Benefits and Other Deductions
Policyholders’ benefits	608	(14)	594
Amortization of deferred policy acquisition costs, net	15	(5)	10
Total benefits and other deductions	2,465	(19)	2,446

Income (loss) from continuing operations, before income taxes	370	58	428
Income tax (expense) benefit	(79)	(12)	(91)
Net income (loss)	291	46	337
Net income (loss) attributable to Holdings	$168	$46	$214

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$291	$46	$337
Comprehensive income (loss)	(541)	46	(495)
Comprehensive income (loss) attributable to Holdings	$(670)	$46	$(624)

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$12,289	$(64)	$12,225
Net income (loss) attributable to Holdings	168	46	214
Retained earnings, end of period	12,455	(18)	12,437
Total Holdings’ equity, end of period	13,565	(18)	13,547
Total equity, end of period	$16,600	$(18)	$16,582

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$291	$46	$337
Policy charges and fee income	(972)	6	(966)
Net derivative (gains) loss	281	(45)	236
Changes in:
Deferred Policy Acquisition costs	15	(5)	10
Future policy benefits	(254)	(14)	(268)
Current and deferred income taxes	103	12	115
Net cash provided by (used in) operating activities	$(264)	$—	$(264)
Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the year ended December 31, 2017.

	December 31, 2017
Balance Sheet:	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$5,969	$(50)	$5,919
Current and deferred income taxes	67	17	84
Total Assets	235,648	(33)	235,615

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,299	31	30,330
Total Liabilities	218,440	31	218,471

Equity:
Retained earnings	12,289	(64)	12,225
Total equity attributable to Holdings	13,485	(64)	13,421
Total Equity	16,582	(64)	16,518
Total Liabilities, redeemable noncontrolling interest and equity	$235,648	$(33)	$235,615

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statement of Income (Loss):
Revenues:
Policy charges and fee income	$3,733	$(40)	$3,693
Net derivative gains (losses)	228	(14)	214
Total revenues	12,514	(54)	12,460

Benefits and other deductions:
Policyholders’ benefits	4,354	12	4,366
Interest credited to Policyholder’s account balances	1,108	(113)	995
Amortization of deferred policy acquisition costs	(239)	55	(184)
Total benefits and other deductions	11,200	(46)	11,154

Income (loss) from operations, before income taxes	1,314	(8)	1,306
Income tax (expense) benefit	(41)	(8)	(49)
Net income (loss)	1,273	(16)	1,257
Net income (loss) attributable to Holdings	$850	$(16)	$834

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$1,273	$(16)	$1,257
Comprehensive income (loss)	2,105	(16)	2,089
Comprehensive income (loss) attributable to Holdings	$1,663	$(16)	$1,647

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$11,439	$(48)	$11,391
Net income (loss) attributable to Holdings	850	(16)	834
Retained earnings, end of period	12,289	(64)	12,225
Total Holdings’ equity, end of year	13,485	(64)	13,421
Total equity, end of year	$16,582	$(64)	$16,518

	Year ended December 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statement of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$1,273	$(16)	$1,257
Policy charges and fee income	(3,733)	40	(3,693)
Interest credited to policyholders’ account balances	1,108	(113)	995
Net derivative (gains) loss	(228)	14	(214)
Deferred Policy Acquisition costs	(239)	55	(184)
Changes in:
Future policy benefits	1,587	12	1,599
Current and deferred income taxes	759	8	767
Net cash provided by (used in) operating activities	$1,021	$—	$1,021
Effects of the restatement on the Company’s previously reported consolidated financial statements as of and for the Nine Months ended September 30, 2017 and revision of the Company’s previously reported consolidated financial statements as of and for the Six Months ended June 30, 2017.

	September 30, 2017			June 30, 2017
Balance Sheet:	As Previously Reported	Impact of Adjustments	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$5,933	$157	$6,090	$6,101	$10	$6,111
Loans to affiliates	1,245	(11)	1,234	1,235	—	1,235
Current and deferred income taxes	339	(71)	268	298	13	311
Total Assets	230,825	93	230,918	226,689	23	226,712

Liabilities:
Future policy benefits and other policyholders’ liabilities	31,179	(97)	31,082	31,029	48	31,077
Total Liabilities	215,164	(97)	215,067	210,890	48	210,938

Equity:
Capital in excess of par value(1)	1,007	(9)	998	955	—	955
Retained earnings	11,548	194	11,742	11,757	(25)	11,732
Accumulated other comprehensive income (loss)	(350)	5	(345)	(333)	—	(333)
Total equity attributable to Holdings	12,211	190	12,401	12,385	(25)	12,360
Total Equity	15,221	190	15,411	15,438	(25)	15,413
Total Liabilities, redeemable noncontrolling interest and equity	$230,825	$93	$230,918	$226,689	$23	$226,712
_________________

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments(1)	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$2,853	$(43)	$2,810	$1,891	$(34)	$1,857
Premiums	805	20	825	558	—	558
Net derivative gains (losses)	166	66	232	494	54	548
Total revenues	9,495	43	9,538	6,712	20	6,732

Benefits and Other Deductions
Policyholders’ benefits	3,909	(9)	3,900	2,834	(11)	2,823
Interest credited to policyholders’ account balances	794	(51)	743	488	—	488
Amortization of deferred policy acquisition costs, net	(31)	(119)	(150)	(168)	(5)	(173)
Total benefits and other deductions	9,187	(179)	9,008	6,265	(16)	6,249

Income (loss) from continuing operations, before income taxes	308	222	530	447	36	483
Income tax (expense) benefit	163	(63)	100	54	(13)	41
Net income (loss)	471	159	630	501	23	524
Net income (loss) attributable to Holdings	$192	$159	$351	$318	$23	$341
__________________

(1)
As discussed in Note 2, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact (in millions): (a) Income (loss) from continuing operations, before income taxes $71; (b) Net income (loss) $39; and (c) Comprehensive income (loss) $2.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments(1)	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$471	$159	$630	$501	$23	$524
Change in unrealized gains (losses), net of reclassification	519	(17)	502	535	—	535
Total other comprehensive income (loss), net of income taxes	611	(17)	594	603	—	603
Comprehensive income (loss)	1,082	142	1,224	1,104	23	1,127
Comprehensive income (loss) attributable to Holdings	$785	$142	$927	$906	$23	$929
__________________

(1)
As discussed in Note 2, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $71; (b) Net income (loss) $39; (c) Comprehensive income (loss) $2 .

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Capital in excess of par value, beginning of year(1)	$942	$(11)	$931	$931	$—	$931
Changes in capital in excess of par value	65	2	67	24	—	24
Capital in excess of par value, end of period(1)	1,007	(9)	998	955	—	955
Retained earnings, beginning of year	11,356	35	11,391	11,439	(48)	11,391
Net income (loss) attributable to Holdings	192	159	351	318	23	341
Retained earnings, end of period	11,548	194	11,742	11,757	(25)	11,732
Accumulated other comprehensive income (loss), beginning of year	(943)	22	(921)	(921)	—	(921)
Other comprehensive income (loss)	593	(17)	576	588	—	588
Accumulated other comprehensive income (loss), end of year	(350)	5	(345)	(333)	—	(333)
Total Holdings’ equity, end of period	12,211	190	12,401	12,385	(25)	12,360
Total equity, end of period	$15,221	$190	$15,411	$15,438	$(25)	$15,413
___________

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$471	$159	$630	$501	$23	$524
Policy charges and fee income	(2,853)	43	(2,810)	(1,891)	34	(1,857)
Interest credited to policyholders’ account balances	794	(51)	743	488	—	488
Net derivative (gains) loss	(166)	(66)	(232)	(494)	(54)	(548)
Changes in:
Reinsurance Recoverable	—	115	115	40	—	40
Deferred policy acquisition costs	(31)	(119)	(150)	(168)	(5)	(173)
Future policy benefits	1,616	(29)	1,587	1,516	(11)	1,505
Current and deferred income taxes	435	63	498	123	13	136
Other, net	368	(115)	253	333	—	333
Net cash provided by (used in) operating activities	$1,044	$—	$1,044	$666	$—	$666
Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the three months ended March 31, 2017.

	March 31, 2017
Balance Sheet:	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$6,026	$9	$6,035
Current and deferred income taxes	440	18	458
Total Assets	223,564	27	223,591

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,171	62	30,233
Total Liabilities	208,737	62	208,799

Equity:
Retained earnings	11,149	(35)	11,114
Total equity attributable to Holdings	11,306	(35)	11,271
Total Equity	14,411	(35)	14,376
Total Liabilities, redeemable noncontrolling interest and equity	$223,564	$27	$223,591

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$956	$(17)	$939
Net derivative gains (losses)(2)	(235)	31	(204)
Total revenues	2,830	14	2,844

Benefits and Other Deductions:
Policyholders’ benefits	1,093	(2)	1,091
Amortization of deferred policy acquisition costs, net	(55)	(4)	(59)
Total benefits and other deductions	2,997	(6)	2,991

Income (loss) from continuing operations, before income taxes	(167)	20	(147)
Income tax (expense) benefit	(30)	(7)	(37)
Net income (loss)	(197)	13	(184)
Net income (loss) attributable to Holdings	$(290)	$13	$(277)

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$(197)	$13	$(184)
Comprehensive income (loss)	(60)	13	(47)
Comprehensive income (loss) attributable to Holdings	$(160)	$13	$(147)

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	11,439	(48)	11,391
Net income (loss) attributable to Holdings	(290)	13	(277)
Retained earnings, end of period	11,149	(35)	11,114
Total Holdings’ equity, end of period	11,306	(35)	11,271
Total equity, end of period	$14,411	$(35)	$14,376

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$(197)	$13	$(184)
Policy charges and fee income	(956)	17	(939)
Interest credited to policyholders’ account balances	246	—	246
Net derivative (gains) loss	235	(31)	204
Changes in:
Deferred Policy Acquisition costs	(55)	(4)	(59)
Future policy benefits	296	(2)	294
Current and deferred income taxes	252	7	259
Net cash provided by (used in ) operating activities	$72	$—	$72
Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the year ended December 31, 2016.

	December 31, 2016
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$6,044	$5	$6,049
Current and deferred income taxes	496	26	522
Total Assets	216,614	31	216,645

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,278	79	30,357
Total Liabilities	201,614	79	201,693

Equity:
Retained earnings	11,439	(48)	11,391
Total equity attributable to Holdings	11,455	(48)	11,407
Total Equity	14,597	(48)	14,549
Total Equity and Redeemable NCI	15,000	(48)	14,952
Total Liabilities, redeemable noncontrolling interest and equity	$216,614	$31	$216,645

	December 31, 2016
	As Previously Reported	Impact of Revisions		As Revised
	(in millions)
Statement of Income (Loss):
Revenues:
Policy charges and fee income	$3,762	$(33)		$3,729
Net derivative gains (losses)	(1,722)	(126)	—	(1,848)
Total revenues	11,922	(159)		11,763
Benefits and other deductions:
Policyholders’ benefits	3,343	(1)		3,342
Interest credited to Policyholder’s account balances	1,091	(124)		967
Amortization of deferred policy acquisition costs	89	(7)		82
Total benefits and other deductions	9,868	(132)		9,736

Income (loss) from operations, before income taxes	2,054	(27)		2,027
Income tax (expense) benefit	(387)	9		(378)
Net income (loss)	1,667	(18)		1,649
Net income (loss) attributable to AXA Equitable	$1,272	$(18)		$1,254

December 31, 2016
	As Previously Reported	Impact of Adjustments	As Revised
(in millions)
Statements of Comprehensive Income (Loss):

Net income (loss)	$1,667	$(18)	$1,649
Change in unrealized gains (losses), net of reclassification adjustment	(274)	—	(274)
Total other comprehensive income (loss), net of income taxes	(258)	—	(258)
Comprehensive income (loss)	1,409	(18)	1,391
Less: Comprehensive (income) loss attributable to noncontrolling interest	(381)	—	(381)
Comprehensive income (loss) attributable to AXA Equitable	$1,028	$(18)	$1,010

	December 31, 2016
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$10,167	$(30)	$10,137
Net income (loss) attributable to Holdings	1,272	(18)	1,254
Retained earnings, end of year	11,439	(48)	11,391
Total Holdings’ equity, end of year	11,455	(48)	11,407
Total equity, end of year	$14,597	$(48)	$14,549

	December 31, 2016
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statement of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$1,667	$(18)	$1,649
Policy charges and fee income	(3,762)	33	(3,729)
Interest credited to policyholders’ account balances	1,091	(124)	967
(Increase) decrease in the fair value of the reinsurance contract asset	—	—	—
Net derivative (gains) loss	1,722	126	1,848
Deferred Policy Acquisition costs	89	(7)	82
Changes in:
Future policy benefits	273	(1)	272
Current and deferred income taxes	(208)	(9)	(217)
Net cash provided by (used in) operating activities	$(236)	$—	$(236)